Commitments and Contingencies - Schedule of Commitments and Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
Derivative portfolio guarantee	$ 13
Obligations under guarantees	54
PHI [Member]
Commitments And Contingencies [Line Items]
Obligations under guarantees	9
Potomac Electric Power Co [Member]
Commitments And Contingencies [Line Items]
Obligations under guarantees	15
Delmarva Power & Light Co/De [Member]
Commitments And Contingencies [Line Items]
Obligations under guarantees	18
Atlantic City Electric Co [Member]
Commitments And Contingencies [Line Items]
Obligations under guarantees	$ 12